Filed Pursuant to Rule 497(e)
Registration No. 33-66262
GAMCO GLOBAL SERIES FUNDS, INC. (THE “COMPANY”)
The GAMCO Global Telecommunications Fund
The GAMCO Global Growth Fund
The GAMCO Global Opportunity Fund
The GAMCO Global Convertible Securities Fund
SUPPLEMENT DATED FEBRUARY 7, 2011 TO THE COMPANY’S PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION, EACH DATED APRIL 30, 2010
The Board of Directors of the Company has changed the name of one of its investment portfolios, “The GAMCO Global Convertible Securities Fund,” to “The GAMCO Vertumnus Fund” (the “Fund”), with a corresponding change in the name of each of its classes of shares. Coincident with the Board’s approval of these name changes, the Board also adopted a change to one of the Fund’s non-fundamental investment policies in order to give the portfolio manager enhanced investment management flexibility. Consequently, the Fund is no longer required to invest at least 40% of its total net assets in non-U.S. securities or related investments thereof (but the Fund will continue to invest in securities of issuers, or related investments thereof, located in at least three countries).

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